Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

3. Segment information

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with our internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the our business segments. We use the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by our chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining our reportable segments. Our CEO is the CODM. Management, including the CODM, reviews operation results by the revenue and gross profit of different products or services, operating expenses and income from operations of different products and services. Based on management’s assessment, we have determined that we have only one operating segment as defined by ASC 280, because we offers commercial printing products and services by only one operational team. Moreover, we have determined that the production line for commercial printing is situated in the PRC, while the major sales operations are located in Hong Kong. Since the majority (approximately 90% of total revenue) of revenue is generated from Hong Kong, we considered that no geographical location disclosure was required.

The following table shows disaggregated revenue by major merchandise categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	Years ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Book products	63,623,667	54.3%	87,370,909	56.9%	92,934,947	11,940,301	54.7%
Novelty and packaging products	53,641,929	45.7%	66,122,156	43.1%	76,856,130	9,874,492	45.3%
	117,265,596	100.0%	153,493,065	100.0%	169,791,077	21,814,793	100.0%

The following table shows the disaggregated cost of revenue by major merchandise categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	Years ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Book products	45,400,091	52.8%	66,529,934	56.3%	74,253,675	9,540,127	55.1%
Novelty and packaging products	40,505,641	47.2%	51,636,200	43.7%	60,487,734	7,771,477	44.9%
	85,905,732	100.0%	118,166,134	100.0%	134,741,409	17,311,604	100%

The following table shows the disaggregated gross profit by major merchandise categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	Years ended December 31,
	2023		2024		2025
	HK$	Gross profit %	HK$	Gross profit %	HK$	US$	Gross profit %
Book products	18,223,576	28.6%	20,840,975	23.9%	18,681,272	2,400,174	20.1%
Novelty and packaging products	13,136,288	24.5%	14,485,956	21.9%	16,368,396	2,103,015	21.3%
	31,359,864	26.7%	35,326,931	23.0%	35,049,668	4,503,189	20.6%